Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income/(Loss) Before Income Taxes

The Income/(Loss) before Income Taxes consisted of the following components:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$

Hong Kong	$11,003,941	$9,394,157	$4,354,810	$554,760
Foreign	(187,598)	(2,104,865)	(31,387,935)	(3,998,514)
Total Income (Loss) before Income Taxes	$10,816,343	$7,289,292	$(27,033,125)	$(3,443,754)

Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Current and deferred:
Hong Kong	$1,637,978	$1,411,563	$562,570	$71,666
Foreign	167,685	372,240	(26,982)	(3,437)
Total current and deferred	1,805,663	1,783,803	535,588	68,229
Total provision for income taxes	$1,805,663	$1,783,803	$535,588	$68,229

Schedule of Components of the Aggregate Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets as of:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Deferred Tax Assets
Net operating loss carryforwards	$657,476	$364,025	$46,373
Less: valuation allowance	(657,476)	(364,025)	(46,373)
Deferred tax assets, net	$-	$-	$-

Schedule of Provision for Income Taxes and the Provision

A reconciliation between the Group’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Income (Loss) before income tax	$10,816,343	$7,289,292	$(27,033,125)	$(3,443,754)
Hong Kong income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense computed at statutory rate	1,784,698	1,202,735	(4,460,465)	(568,219)
Reconciling items:
Non-deductible expenses	2,110	315,498	5,070,506	645,933
Non-taxable income	(31,867)	(4,114)	(115,497)	(14,713)
Preferential tax rate (1)	(239,160)	(239,160)	(239,160)	(30,467)
Temporary difference not recognized	20,614	10,578	5,077	647
Changes in valuation allowance	(86,490)	315,473	323,831	41,253
Different tax rates of subsidiaries operating in other jurisdictions	322,900	185,793	71,380	9,093
Under (Over)-provision in prior year	32,858	-	(120,084)	(15,298)
Effect of tax concession	-	(3,000)	-	-
Total income tax expense	$1,805,663	$1,783,803	$535,588	$68,229
Effective tax rate	17%	24%	(2)%	(2)%

(1)	The Group’s basic and diluted earnings (losses) per shares would have been each lower by HKD0.010 (US$0.001) per share for the years ended June 30, 2025, 2024 and 2023 without the preferential tax rate reduction, respectively.